Executive Transition Costs (Tables)	12 Months Ended
Dec. 31, 2019
Former Chief Executive Officer [Member]
Schedule of Restructuring Charges	The following table includes a rollforward of executive transition costs included in accrued expenses, see Note 16.

Accrued executive transition costs at January 1, 2017	$2,406
Executive transition costs accrued in 2017	2,818
Stock-based compensation	(1,612)
Cash payments	(1,275)

Accrued executive transition costs at December 31, 2017	2,337

Executive transition costs accrued in 2018	—
Cash payments	(2,294)

Accrued executive transition costs at December 31, 2018	43

Executive transition costs accrued in 2019	—
Cash payments	(43)

Accrued executive transition costs at December 31, 2019	$—